RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 7) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI (effective portion)	(118)	121
Reclassification of (losses)/gains on derivative instruments from AOCI to Net Income (effective portion)	(95)	60
(Losses)/gains on derivative instruments recognized in Net Income (ineffective portion)	(13)	8
Cash Flow Hedges | Commodity contract | Power
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI (effective portion)	(126)	117
Reclassification of (losses)/gains on derivative instruments from AOCI to Net Income (effective portion)	(114)	40
(Losses)/gains on derivative instruments recognized in Net Income (ineffective portion)	(13)	8
Cash Flow Hedges | Commodity contract | Gas
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI (effective portion)	(2)	(1)
Reclassification of (losses)/gains on derivative instruments from AOCI to Net Income (effective portion)	3	4
Cash Flow Hedges | Foreign Exchange
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI (effective portion)	10	5
Cash Flow Hedges | Interest
Components of OCI related to derivatives
Reclassification of (losses)/gains on derivative instruments from AOCI to Net Income (effective portion)	16	16